Leases (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Expense	$ 1,176	$ 19,039	$ 82,830	$ 74,218
Operating Lease, Payments	$ 0	19,037
Lessee, Operating Lease, Discount Rate	12.00%
Dundee facility [Member]
Operating Lease, Expense	$ 0	$ 3,011	$ 9,104	$ 10,851
Kuala Lumpur facility [Member]
Operating Lease, Weighted Average Remaining Lease Term	1 year 10 months 24 days